CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net Income (Loss)	$ (65,394)	$ (489,910)	$ 205,235
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on investments	3	2,554	2,087
Foreign currency translation	(12,653)	804	9,072
Gain (loss) on derivatives	(37,537)	(57,176)	8,711
Other comprehensive income (loss), net of tax	(50,187)	(53,818)	19,870
Total Comprehensive Income (Loss)	(115,581)	(543,728)	225,105
Less: Comprehensive Income Attributable to Non-controlling Interests	10,511	18,903	10,835
Comprehensive Income (Loss) Attributable to McDermott International, Inc.	$ (126,092)	$ (562,631)	$ 214,270